CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net income/(loss)	$ 32,387	196,054	(22,715)	357,625
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	14,209	86,015	93,376	76,535
Depreciation and amortization	118,024	714,482	633,855	412,684
Amortization of upfront fee of term loan	7,075	42,831	43,060	5,726
Foreign exchange gain, net	(8,231)	(49,830)	(217)	(15,849)
Loss/(gain) from disposal of property and equipment	(1,826)	(11,056)	(11,557)	9,859
Impairment loss of property and equipment	103	621	12,641	1,705
Gain on buy-back of convertible bonds	0	0	0	(1,521)
(Gain)/loss on change in fair value of convertible notes	22,037	133,404	87,099	(198,547)
Provision for doubtful accounts	257	1,558	0	295
Deferred income tax benefit	(12,778)	(77,355)	(132,057)	(15,559)
Share of loss of a jointly controlled entity	131	792	1,676	853
Loss/(gain) from fair value change of interest rate swap transaction	(151)	(912)	6,665	7,315
Change in assets and liabilities, net of effects of acquisitions:
Increase in accounts receivable	(553)	(3,346)	(6,045)	(14,485)
(Increase)/decrease in consumables	61	369	2,004	(4,894)
Increase in prepayments and other current assets	(101)	(610)	(29,941)	(7,077)
(Increase)/decrease in other assets	(1,901)	(11,507)	9,629	(16,855)
(Decrease)/increase in accounts payable	2,039	12,345	(12,692)	(19,027)
Increase/(decrease) in payables to related parties	(127)	(769)	1,241	1,136
Increase in salaries and welfare payable	1,205	7,296	37,537	1,852
Increase/(decrease) in income tax payable	2,010	12,169	(4,089)	5,648
Increase in other taxes payable	592	3,583	330	81
(Decrease)/increase in accruals for customer reward program	2,695	16,312	288	(13,931)
Increase in other payables and accruals	4,470	27,068	7,306	75,319
Increase/(decrease) in deferred revenues	1,497	9,061	(34,109)	19,780
Increase in deferred rental	9,885	59,838	37,663	56,585
Increase in deposits due to franchisees	3,946	23,889	27,990	0
Increase/(decrease) in interest accruals for convertible bonds and financial liability	(5)	(33)	(1,159)	849
Net cash provided by operating activities	196,950	1,192,269	747,779	726,102
Cash flows from investing activities:
Proceeds from sale of property and equipment	3,113	18,845	16,032	5,192
Purchase of property and equipment	(144,880)	(877,048)	(934,193)	(737,102)
Purchase of intangible assets	(1,734)	(10,503)	(10,408)	(3,040)
Cash (paid to)/received from restricted cash - escrow account and interest reserve account	4,992	30,219	(3,703)	(202,323)
Cash used for the acquisition of subsidiaries, net of cash acquired	(3,877)	(23,470)	(69,362)	(1,732,226)
Net cash used in investing activities	(142,386)	(861,957)	(1,001,634)	(2,669,499)
Cash flows from financing activities:
Proceeds from share option exercise	31,936	193,331	26,615	28,173
Buy-back of convertible bonds	0	0	0	(45,507)
Repayment of convertible bonds	0	0	(111,945)	0
Payment for bond offering related issuance costs	0	0	0	(5,874)
Proceeds from loans, net of upfront fee	119,435	723,025	0	1,433,559
Repayment of short-term borrowings	(121,490)	(735,467)	(760,949)	0
Cash paid for finance lease liabilities	(1,195)	(7,233)	(7,233)	(1,808)
Dividend paid to noncontrolling interests shareholders of subsidiaries	(1,343)	(8,130)	(7,354)	(8,743)
Cash settlement of interest swap transaction	(1,594)	(9,650)	(3,418)	0
Capital contribution from noncontrolling interests shareholders of newly established majority-owned subsidiaries	2,223	13,460	0	3,302
Net cash provided by/(used in) financing activities	27,972	169,336	(864,284)	1,403,102
Effect of foreign exchange rate changes on cash and cash equivalents	(1,002)	(6,061)	(4,743)	(56,310)
Net (decrease)/increase in cash and cash equivalents	81,534	493,587	(1,122,882)	(596,605)
Cash and cash equivalents, beginning of year	109,546	663,156	1,786,038	2,382,643
Cash and cash equivalents, end of year	191,080	1,156,743	663,156	1,786,038
Supplemental disclosure of cash flow information
Cash paid during the year for income tax and withholding tax	(44,961)	(272,183)	(272,336)	(179,352)
Cash paid during the year for interest	(8,174)	(49,485)	(77,706)	(39,115)
Supplemental schedule of non-cash activities:
Unpaid consideration related to the acquisition of Motel 168	0	0	0	143,728
Unpaid consideration related to the other acquisitions	0	0	8,108	0
Non-cash consideration in settlement of the seller's payable to Motel 168	0	0	0	23,222
Accruals related to the construction costs of property and equipment	6,927	41,933	78,030	169,134
Restricted cash related to the exercise of the employee stock option which are yet to be transmitted to the employees	488	2,956	(3,596)	(17,949)
Issuance of ordinary shares related to the acquisition of Motel 168	$ 0	0	0	667,314